Share-Based Compensation - Summary of Assumptions Used to Estimate Fair Value of Each Share Save Option (Detail) - Sharesave Schemes [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	0.89%	0.31%	1.06%
Dividend yield	5.48%	6.28%	6.91%
Expected volatility of underlying shares based on implied volatility to maturity date of each scheme	26.16%	31.39%	28.54%
Expected lives of options granted under 3 and 5 year schemes	3 years	3 years	3 years
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.08%	0.41%	1.37%
Dividend yield	5.51%	6.46%	7.36%
Expected volatility of underlying shares based on implied volatility to maturity date of each scheme	26.31%	32.00%	29.11%
Expected lives of options granted under 3 and 5 year schemes	5 years	5 years	5 years